Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	eFFECTOR Therapeutics, Inc.
Entity Central Index Key	0001828522
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	142 North Cedros Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	925-8215
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment No. 3”) to the Registration Statement on Form S-1 (File No. 333-262339) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on February 2, 2022, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, which was filed with the SEC on March 26, 2024, and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement on January 25, 2022.
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	142 North Cedros Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	925-8215
Contact Personnel Name	Stephen T. Worland